Summary of significant accounting policies (Details 4) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2015 USD ($) item installment payment	Mar. 31, 2015 CNY (¥) item installment payment	Mar. 31, 2014 CNY (¥) installment payment	Mar. 31, 2013 CNY (¥) installment payment
Accounting Policies
Estimated useful life of the operating rights	30 years	30 years
Impairment of long-lived assets | ¥		¥ 0	¥ 0	¥ 0
Penalty charged to customers for early termination of the storage service | ¥		0
Advertising and promotion costs	$ 4,985	¥ 30,899	¥ 30,785	¥ 19,215
Agreement with customers, blood storage period	18 years	18 years
Agreement with customers, blood storage renewal period	1 year	1 year
Number of customer payment options | payment	3	3	3	3
Number of installments for upfront payment of storage fees for a period of eighteen years, blood storage | installment	4	4	4	4
Customer delinquent period before ceasing of recognizing storage revenue	24 months	24 months	24 months	24 months
VAT tax rate, currently applicable	6.00%	6.00%
Business tax rate, no longer applicable	5.00%	5.00%
Debt issuance costs, amortization period	5 years	5 years
Number of operating segments	1	1
PRC
Accounting Policies
Number of main subsidiaries	3	3